INVENTORIES, NET	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories consisted of the following:

	As of
	December 31, 2025	December 31, 2024
Finished goods(1)	$6,269,573	$5,018,907
Raw materials(2)	3,429,181	3,573,860
Total Inventory	$9,698,754	$8,592,767

(1)	Finished goods include electric vehicles and accessories.

(2)	Raw materials mainly include parts, and battery cells.

Based on the Company’s historical experience and current assessment of inventory conditions, no inventory write-downs were recorded for the years ended December 31, 2025 and 2024.